Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Secured
(a) Convertible notes due to AL-Bank	$ 373,000	$ 383,000	$ 503,000
Unsecured
(b) Convertible note with Diagonal Lending		100,000	0
(c) Convertible notes with fixed conversion features, in default	895,000	895,000	895,000
Total convertible notes principal outstanding	1,522,000	1,378,000	1,398,000
Debt discount	(204,000)	(96,000)	0
(b) Convertible note with Diagonal Lending	254,000	100,000
Convertible notes, net of discount	$ 1,318,000	$ 1,282,000	$ 1,398,000